Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 588	$ 368
Provision for credit losses	55	540
Write-offs	(521)	(320)
Ending balance	$ 122	$ 588